VT George Putnam Balanced Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (62.1%)(a)
	Shares	Value
Automotive (1.5%)
EVgo, Inc. Class A(NON)	66,013	$538,006
General Motors Co.(NON)	5,470	288,324
Tesla, Inc.(NON)	2,793	2,165,916
United Rentals, Inc.(NON)	1,625	570,261

		3,562,507
Basic materials (1.3%)
Alamos Gold, Inc. Class A (Canada)	25,801	185,767
Albemarle Corp.	430	94,157
Anglo American PLC (United Kingdom)	4,965	171,267
Corteva, Inc.	6,664	280,421
Diversey Holdings, Ltd.(NON)	8,134	130,469
Dow, Inc.	2,768	159,326
Eastman Chemical Co.	1,610	162,191
Fortune Brands Home & Security, Inc.	1,268	113,385
Freeport-McMoRan, Inc. (Indonesia)	7,315	237,957
Linde PLC	1,665	488,478
Newmont Corp.	5,264	285,835
PPG Industries, Inc.	1,440	205,934
Sherwin-Williams Co. (The)	2,432	680,303

		3,195,490
Capital goods (4.1%)
Avery Dennison Corp.	2,748	569,413
Ball Corp.	2,931	263,702
Boeing Co. (The)(NON)	1,041	228,958
CAE, Inc. (Canada)(NON)	6,820	203,749
Deere & Co.	1,738	582,352
Eaton Corp. PLC	6,309	941,997
Emerson Electric Co.	7,474	704,051
General Dynamics Corp.	1,733	339,720
Honeywell International, Inc.	5,203	1,104,493
Ingersoll Rand, Inc.(NON)	8,362	421,528
Johnson Controls International PLC	19,557	1,331,441
Northrop Grumman Corp.	3,436	1,237,475
Otis Worldwide Corp.	8,223	676,588
Raytheon Technologies Corp.	14,823	1,274,185

		9,879,652
Commercial and consumer services (2.9%)
Aramark	7,515	246,943
Booking Holdings, Inc.(NON)	369	875,958
CoStar Group, Inc.(NON)	4,920	423,415
Ecolab, Inc.	1,057	220,511
Mastercard, Inc. Class A	6,715	2,334,671
PayPal Holdings, Inc.(NON)	10,814	2,813,911

		6,915,409
Computers (2.5%)
Apple, Inc.	42,196	5,970,734

		5,970,734
Conglomerates (0.2%)
General Electric Co.	3,897	401,508

		401,508
Consumer staples (3.8%)
Altria Group, Inc.	7,778	354,055
Chipotle Mexican Grill, Inc.(NON)	394	716,103
Coca-Cola Co. (The)	18,741	983,340
Constellation Brands, Inc. Class A	641	135,052
Costco Wholesale Corp.	663	297,919
McCormick & Co., Inc. (non-voting shares)	4,046	327,847
Molson Coors Beverage Co. Class B(S)	6,992	324,289
Olaplex Holdings, Inc.(NON)	9,045	221,603
PepsiCo, Inc.	12,860	1,934,273
Procter & Gamble Co. (The)	17,747	2,481,031
Sea, Ltd. ADR (Thailand)(NON)	4,010	1,278,107

		9,053,619
Electronics (2.9%)
Advanced Micro Devices, Inc.(NON)	12,138	1,249,000
NVIDIA Corp.	15,072	3,122,316
NXP Semiconductors NV	5,135	1,005,792
ON Semiconductor Corp.(NON)	17,543	802,943
Vontier Corp.	20,306	682,282

		6,862,333
Energy (1.9%)
Cairn Energy PLC (United Kingdom)	50,822	126,947
Cenovus Energy, Inc. (Canada)	140,245	1,413,965
ConocoPhillips	2,891	195,923
Exxon Mobil Corp.	31,186	1,834,361
Royal Dutch Shell PLC Class A (United Kingdom)	24,835	548,653
TotalEnergies SE (France)	8,316	398,495

		4,518,344
Financials (8.4%)
AIA Group, Ltd. (Hong Kong)	38,400	442,143
American International Group, Inc.	26,802	1,471,162
Apollo Global Management, Inc.	17,066	1,051,095
Assured Guaranty, Ltd.	33,798	1,582,084
AXA SA (France)	37,131	1,032,984
Bank of America Corp.	36,962	1,569,037
Citigroup, Inc.	47,273	3,317,619
Gaming and Leisure Properties, Inc.(R)	29,577	1,370,007
Goldman Sachs Group, Inc. (The)	5,893	2,227,731
KKR & Co., Inc. Class A	22,061	1,343,074
Morgan Stanley	9,332	908,097
Prudential PLC (United Kingdom)	63,857	1,239,635
Quilter PLC (United Kingdom)	322,638	615,162
Silvergate Capital Corp. Class A(NON)	989	114,230
Visa, Inc. Class A	7,070	1,574,843
Vornado Realty Trust(R)	9,690	407,077

		20,265,980
Gaming and lottery (0.7%)
Evolution AB (Sweden)	8,606	1,308,185
Penn National Gaming, Inc.(NON)(S)	5,209	377,444

		1,685,629
Health care (8.2%)
Abbott Laboratories	9,466	1,118,219
AbbVie, Inc.	14,317	1,544,375
Amgen, Inc.	1,599	340,027
Anthem, Inc.	1,433	534,222
Baxter International, Inc.	4,770	383,651
Bio-Rad Laboratories, Inc. Class A(NON)	1,106	825,021
Biogen, Inc.(NON)	1,407	398,167
Boston Scientific Corp.(NON)	16,380	710,728
Bristol-Myers Squibb Co.	7,023	415,551
Cigna Corp.	3,619	724,379
Cooper Cos., Inc. (The)	663	274,025
CVS Health Corp.	4,880	414,117
Danaher Corp.	4,178	1,271,950
DexCom, Inc.(NON)	806	440,769
Edwards Lifesciences Corp.(NON)	4,152	470,048
Eli Lilly and Co.	2,871	663,345
Gilead Sciences, Inc.	4,678	326,758
Ginkgo Bioworks Holdings, Inc.(NON)	15,600	180,804
Intuitive Surgical, Inc.(NON)	462	459,297
Ironwood Pharmaceuticals, Inc.(NON)	32,305	421,903
Johnson & Johnson	7,616	1,229,984
McKesson Corp.	1,323	263,780
Medtronic PLC	4,105	514,562
Merck & Co., Inc.	7,860	590,365
Moderna, Inc.(NON)	1,262	485,693
Pfizer, Inc.	15,072	648,247
Regeneron Pharmaceuticals, Inc.(NON)	1,171	708,666
Thermo Fisher Scientific, Inc.	2,467	1,409,471
UnitedHealth Group, Inc.	4,143	1,618,836
Zimmer Biomet Holdings, Inc.	1,975	289,061

		19,676,021
Homebuilding (0.2%)
PulteGroup, Inc.	10,634	488,313

		488,313
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	5,543	732,286

		732,286
Media (0.2%)
Walt Disney Co. (The)(NON)	2,954	499,728

		499,728
Retail (6.8%)
Advance Auto Parts, Inc.	1,056	220,588
Amazon.com, Inc.(NON)	2,249	7,388,055
Bath & Body Works, Inc.	3,224	203,209
BJ's Wholesale Club Holdings, Inc.(NON)	1,791	98,362
Burlington Stores, Inc.(NON)	483	136,964
CarMax, Inc.(NON)	4,114	526,427
Home Depot, Inc. (The)	8,861	2,908,712
lululemon athletica, Inc. (Canada)(NON)	266	107,650
Nike, Inc. Class B	4,860	705,818
O'Reilly Automotive, Inc.(NON)	963	588,451
Target Corp.	5,123	1,171,989
TJX Cos., Inc. (The)	5,904	389,546
Victoria's Secret & Co.(NON)	2,259	124,832
Walmart, Inc.	10,555	1,471,156
Warby Parker, Inc. Class A(NON)	3,931	208,540

		16,250,299
Software (6.9%)
Activision Blizzard, Inc.	13,669	1,057,844
Adobe, Inc.(NON)	3,887	2,237,824
Intuit, Inc.	3,679	1,984,857
Microsoft Corp.	33,735	9,510,571
Oracle Corp.	19,048	1,659,652

		16,450,748
Technology services (6.3%)
Alphabet, Inc. Class A(NON)	3,053	8,162,257
Facebook, Inc. Class A(NON)	13,324	4,522,032
Fidelity National Information Services, Inc.	19,959	2,428,611

		15,112,900
Textiles (—%)
Levi Strauss & Co. Class A	4,988	122,256

		122,256
Transportation (1.1%)
CSX Corp.	13,182	392,033
Southwest Airlines Co.(NON)	6,717	345,455
Union Pacific Corp.	9,664	1,894,241

		2,631,729
Utilities and power (1.9%)
Ameren Corp.	5,820	471,420
Exelon Corp.	22,483	1,086,828
NextEra Energy, Inc.	13,756	1,080,121
NRG Energy, Inc.	48,050	1,961,882

		4,600,251

Total common stocks (cost $109,577,501)		$148,875,736

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$543,043	$593,695
3.50%, with due dates from 11/20/47 to 4/20/51	1,467,989	1,595,252
3.00%, 7/20/46	358,997	377,672
2.00%, 1/20/51	985,013	1,000,007

		3,566,626
U.S. Government Agency Mortgage Obligations (6.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
2.50%, with due dates from 7/1/50 to 2/1/51	237,602	246,514
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	86,384	99,633
5.00%, 8/1/33	36,142	40,290
4.50%, 2/1/49	914,383	1,012,860
4.00%, with due dates from 4/1/49 to 5/1/49	1,063,081	1,140,624
3.50%, with due dates from 11/1/49 to 12/1/49	1,065,423	1,127,220
3.00%, 6/1/46	405,703	435,380
2.50%, with due dates from 7/1/50 to 7/1/51	6,231,375	6,456,011
2.00%, 10/1/50	2,659,018	2,670,989
Uniform Mortgage-Backed Securities 4.50%, TBA, 10/1/51	2,000,000	2,162,890

		15,392,411

Total U.S. government and agency mortgage obligations (cost $18,890,767)		$18,959,037

U.S. TREASURY OBLIGATIONS (13.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$880,000	$1,041,985
2.75%, 8/15/42	3,400,000	3,822,001
1.875%, 2/15/51	130,000	123,967
1.25%, 5/15/50	1,490,000	1,218,948
U.S. Treasury Notes
2.75%, 2/15/24	3,470,000	3,665,296
2.375%, 8/15/24	2,550,000	2,687,141
2.25%, 11/15/27	2,340,000	2,488,188
1.625%, 9/30/26	1,310,000	1,350,733
1.625%, 2/15/26	1,030,000	1,062,910
1.625%, 10/31/23	2,750,000	2,825,533
1.50%, 2/15/30	760,000	764,839
1.50%, 3/31/23	3,150,000	3,211,667
1.125%, 2/28/25	4,710,000	4,788,561
0.25%, 6/15/23	2,740,000	2,740,642

Total U.S. treasury obligations (cost $31,757,666)		$31,792,411

CORPORATE BONDS AND NOTES (14.8%)(a)
	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$47,957
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	94,314
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	180,000	205,230
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	205,847
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	6,603
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	252,576
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	237,981
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	92,269
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	28,336
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	47,590
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	16,408
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	170,000	179,460
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	95,535
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	219,806
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	111,898
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	196,157
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	14,209
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	116,770

		2,168,946
Capital goods (0.7%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	133,300
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	160,000	159,958
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	85,000	116,116
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	90,000	100,162
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	155,000	156,333
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	153,929
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	90,000	86,849
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	100,000	110,581
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	68,000	77,595
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	227,198
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	113,343
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	22,073
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	90,000	92,395
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	142,497

		1,692,329
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	263,000	268,927
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	135,339
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	69,299
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	212,170
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	300,000	287,924
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	213,000	209,553
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	143,129
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	14,354
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	31,490
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	44,000	44,099
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	55,000	60,233
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	150,913
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	4,868
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	88,600
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	147,087
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	113,000	118,521
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	6,000	8,611
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	20,000	21,612
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	201,000	213,161
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	26,000	24,939
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	94,969
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	79,933
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	81,601
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	147,357
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	72,565
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	36,685
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	130,000	127,044
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	205,821
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	15,043
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	39,980
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	6,625
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	252,287
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	90,000	90,321
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	129,879
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	149,724
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	62,000	62,762
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	229,905
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	82,800

		4,160,130
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.446%, perpetual maturity	89,000	87,109

		87,109
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	131,850
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	136,281
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	151,655
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	107,752
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	90,000	87,532
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	26,604
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	63,000	61,399
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	86,947
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	62,000	67,240
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	62,210
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	133,501
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	76,000	100,162
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	30,000	36,532
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	44,051
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	51,574
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	117,000	120,718
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	160,000	176,600
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	67,000	73,533
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	229,544
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	218,994
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	80,000	70,019
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	45,952
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	185,000	187,236
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	54,000
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	182,841
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	52,707
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	205,000	200,259
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	156,000
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	200,000	198,339
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	68,364
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	50,994
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	18,790

		3,390,180
Consumer staples (0.9%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	151,000	204,505
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	196,000	233,990
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	112,000	131,855
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	209,596
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	113,891	143,375
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	222,881
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	118,925
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	44,155
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	115,000	115,180
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	80,000	92,874
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	140,000	159,295
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	115,000	139,966
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	29,000	31,665
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	122,942
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	240,263

		2,211,467
Energy (0.5%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	86,509
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	99,305
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	110,000	127,172
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	70,000	70,175
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	130,000	145,189
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	112,439
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	105,961
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	26,796
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	120,709
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	144,956

		1,039,211
Financials (4.5%)
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	197,868
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	30,327
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	33,292
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	119,518
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	14,000	20,720
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	251,788
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	219,233
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	193,859
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	100,764
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	35,640
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	75,899
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	202,343
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	49,304
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	400,000	407,846
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	29,564
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	101,253
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	204,250
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	219,069
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	92,622
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	178,000	174,267
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	69,824
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	240,000	267,300
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	205,000	209,100
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,988
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	339,039
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	300,218
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	31,513
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	403,686
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	253,664
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	232,309
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	212,136
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	165,493
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	43,538
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	29,856
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	135,000	135,405
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	109,622
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	210,956
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	450,000	463,110
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	121,466
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	59,287
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	225,529
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	28,257
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	149,285
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47	87,000	77,414
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	26,130
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	214,450
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	363,000	377,650
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	27,766
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	214,812
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	188,421
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	555,964
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	507,919
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	46,043
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	63,113
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	26,910
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	15,844
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	185,975
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	52,399
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	39,713
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	205,000	220,506
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	60,228
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	85,697
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	75,000	79,019
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	230,000	247,065
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	393,779
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	72,881
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	82,500
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	100,241
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	78,231

		10,871,677
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	320,000	344,804
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	104,722
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	34,909
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	115,260
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	400,000	412,540
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	295,000	326,958
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	118,000	124,727
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	213,000	261,168
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	11,408	12,939
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	185,000	199,848
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	83,452
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	76,884
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	43,000	42,625
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	72,606
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	45,386
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,975
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	31,463
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	19,960
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	170,569
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	211,000	211,588
Viatris, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	380,000	403,888
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	76,581
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	168,557
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	96,900

		3,449,309
Technology (1.7%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	139,797
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	87,790
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	430,000	410,686
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	188,978
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	358,000	396,654
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	72,000	71,849
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	400,000	430,108
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	28,000	45,412
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	250,000	248,148
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	85,000	92,560
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	154,000	175,294
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	83,000	87,724
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	383,539
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	70,111
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	232,704
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	185,000	187,154
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	184,536
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	171,163
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	187,584
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	224,000	219,020

		4,010,811
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	93,387

		93,387
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	133,143
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	74,912
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	78,411
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	19,587
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	45,957
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	142,656
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	109,865
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	47,083
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	249,945
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	33,646
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	25,984
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	240,307
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	73,633
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	130,121
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	37,387
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	19,982
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	85,350
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	68,556
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	29,277
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	74,471
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	89,512
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	28,995
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	61,814
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	70,472
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.237%, 5/15/67	300,000	281,625

		2,252,691

Total corporate bonds and notes (cost $33,549,277)		$35,427,247

MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
BANK Ser. 19-BN19, Class AS, 3.446%, 8/15/61	$81,000	$87,816
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	128,535
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	78,000	90,543
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	107,000	113,528
Ser. 18-B2, Class A4, 4.009%, 3/10/51	251,000	283,427
COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.592%, 12/10/47(WAC)	20,000	20,842
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	117,000	124,920
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	230,128
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.336%, 7/25/29	30,000	30,094
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.845%, 6/10/47(WAC)	159,000	165,396
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.317%, 4/20/48(WAC)	33,119	32,216
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	368,025
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	125,000	143,875
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.539%, 3/15/45(WAC)	117,000	109,021
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.513%, 3/15/44(WAC)	76,851	37,534

Total mortgage-backed securities (cost $2,112,108)		$1,965,903

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$46,233
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	91,379
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	52,983

Total municipal bonds and notes (cost $125,156)		$190,595

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	636,940	$636,940
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	3,975,138	3,975,138
U.S. Treasury Bills zero%, 11/18/21(i)		$10,000	9,999

Total short-term investments (cost $4,622,077)			$4,622,077
TOTAL INVESTMENTS

Total investments (cost $200,634,552)			$241,833,006

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $13,821,123) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/15/21	$60,909	$62,539	$1,630
		Swedish Krona	Sell	12/15/21	184,039	187,617	3,578
	Barclays Bank PLC
		British Pound	Sell	12/15/21	1,801,525	1,849,725	48,200
		Canadian Dollar	Sell	10/20/21	436,036	440,911	4,875
		Euro	Sell	12/15/21	477,134	488,698	11,564
		Swedish Krona	Sell	12/15/21	992,514	1,010,764	18,250
	Citibank, N.A.
		British Pound	Buy	12/15/21	606,527	622,724	(16,197)
		Canadian Dollar	Sell	10/20/21	535,275	541,332	6,057
		Euro	Sell	12/15/21	477,366	488,948	11,582
	Goldman Sachs International
		British Pound	Sell	12/15/21	1,768,644	1,815,888	47,244
		Canadian Dollar	Sell	10/20/21	33,869	34,247	378
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	368,282	378,141	(9,859)
		Euro	Sell	12/15/21	348,135	356,536	8,401
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	672,960	690,978	(18,018)
		Canadian Dollar	Sell	10/20/21	405,720	410,240	4,520
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/15/21	7,546	7,747	201
	State Street Bank and Trust Co.
		British Pound	Buy	12/15/21	446,978	458,887	(11,909)
		Canadian Dollar	Sell	10/20/21	302,060	305,422	3,362
		Hong Kong Dollar	Sell	11/17/21	325,629	325,734	105
	UBS AG
		British Pound	Buy	12/15/21	559,361	574,357	(14,996)
		Canadian Dollar	Buy	10/20/21	356,929	360,908	(3,979)
		Euro	Buy	12/15/21	89,325	91,484	(2,159)
		Swedish Krona	Sell	12/15/21	184,050	187,458	3,408
	WestPac Banking Corp.
		British Pound	Sell	12/15/21	1,428,794	1,466,814	38,020
		Canadian Dollar	Sell	10/20/21	565,197	571,534	6,337
		Euro	Buy	12/15/21	89,325	91,490	(2,165)

	Unrealized appreciation						217,712

	Unrealized (depreciation)						(79,282)

	Total						$138,430
*	The exchange currency for all contracts listed is the United States Dollar.

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $2,069,961) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 10/1/51	$1,000,000	10/21/21	$1,066,436
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	1,000,000	11/10/21	1,000,727

Total			$2,067,163

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $239,774,715.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,105,040	$16,857,383	$17,325,483	$708	$636,940
	Putnam Short Term Investment Fund**	9,054,597	30,491,324	35,570,783	4,446	3,975,138

	Total Short-term investments	$10,159,637	$47,348,707	$52,896,266	$5,154	$4,612,078
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $636,940 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $616,234.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,272,012 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $41,124 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,024,223	$171,267	$—
Capital goods	9,879,652	—	—
Conglomerates	401,508	—	—
Consumer cyclicals	28,410,236	1,846,191	—
Consumer staples	9,053,619	—	—
Energy	3,444,249	1,074,095	—
Financials	16,936,056	3,329,924	—
Health care	19,676,021	—	—
Technology	44,396,715	—	—
Transportation	2,631,729	—	—
Utilities and power	4,600,251	—	—

Total common stocks	142,454,259	6,421,477	—
Corporate bonds and notes	—	35,427,247	—
Mortgage-backed securities	—	1,965,903	—
Municipal bonds and notes	—	190,595	—
U.S. government and agency mortgage obligations	—	18,959,037	—
U.S. treasury obligations	—	31,792,411	—
Short-term investments	—	4,622,077	—

Totals by level	$142,454,259	$99,378,747	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$138,430	$—
TBA sale commitments	—	(2,067,163)	—

Totals by level	$—	$(1,928,733)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$14,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com